Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100
							Investment Based On:
Fiscal Year (a)	Summary Compensation Table (“SCT”) for Dr. Seeto (PEO 1) (b)(1)	CAP to Dr. Seeto (PEO 1) (c)(2)	SCT for Dr. Maag (PEO 2) (d)(1)	CAP to Dr. Maag (PEO 2) (e)(2)	Average SCT for Non-PEO NEOs (f)(3)	Average CAP to Non-PEO NEOs (g)(2)	TSR (h)(4)	Peer Group TSR (i)(4)	Net Income (in thousands (j)	Revenue (in thousands) (k)(5)
2022	$12,786,270	($648,097)	-	-	$3,784,612	$118,224	$52.90	$113.65	($76,613)	$321,793
2021	$7,090,121	($50,411)	-	-	$2,605,699	$140,603	$210.85	$126.45	($30,662)	$296,397
2020	$5,618,698	$17,196,016	$6,400,015	$32,731,502	$1,979,508	$7,956,557	$335.88	$126.42	($18,714)	$192,194

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Dr. Seeto (Chief Executive Officer and Principal Executive Officer since November 1, 2020) and Dr. Maag (Chief Executive Officer until November 1, 2020) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” on page 66 for additional information. The dollar amounts reported in column (f) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our “Summary Compensation Table” on page 66 for additional information. For each of fiscal year 2020, 2021 and 2022, the Non-PEO NEOs were:

2022	2021	2020
Abhishek Jain	Ankur Dhingra	Michael Bell
Alex Johnson	Alex Johnson	Sasha King
Abraham Ronai	Sasha King	Marcel Konrad
Ankur Dhingra	Peter Maag, Ph. D.
Sasha King	Marcel Konrad

Peer Group Issuers, Footnote [Text Block]			TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Nasdaq Biotech Index companies. TSR is calculated by dividing (i) the difference between the stock price at the end of each measurement period shown and the beginning of the measurement period by (ii) the stock price at the beginning of the measurement period.
PEO Total Compensation Amount			$ 12,786,270	$ 7,090,121
PEO Actually Paid Compensation Amount			$ (648,097)	(50,411)
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in columns (c), (e), and (g) represent the amount of the CAP, as computed in accordance with SEC rules. The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. These amounts reflect the total amount of compensation for our NEOs reported in the Summary Compensation Table with certain adjustments as described in the table below. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Vested Awards (iii)	Change in Value of Equity Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c)=(i)+(ii)+(iii)+(iv)	CAP (d)=(a)-(b)+(c)

2022	PEO 1	$12,786,270	$11,831,561	$3,650,780	($3,545,193)	($1,708,393)	-	($1,602,806)	($648,097)
	Others	$3,784,612	$3,390,772	$860,477	($553,061)	($273,019)	($310,012)	($275,616)	$118,224
2021	PEO 1	$7,090,121	$5,576,681	$2,676,666	($4,012,781)	($227,736)	-	($1,563,851)	($50,411)
	Others	$2,605,699	$1,973,681	$1,059,717	($1,913,211)	$362,080	-	($491,415)	$140,603
2020	PEO 1	$5,618,698	$4,629,662	$11,125,170	$4,237,021	$844,788	-	$16,206,980	$17,196,016
	PEO 2	$6,400,015	$5,049,535	$14,469,675	$14,993,160	$1,918,187	-	$31,381,022	$32,731,502
	Others	$1,979,508	$1,476,174	$3,841,379	$3,112,105	$499,739	-	$7,453,222	$7,956,557

Non-PEO NEO Average Total Compensation Amount			$ 3,784,612	2,605,699	$ 1,979,508
Non-PEO NEO Average Compensation Actually Paid Amount			$ 118,224	140,603	7,956,557
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in columns (c), (e), and (g) represent the amount of the CAP, as computed in accordance with SEC rules. The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. These amounts reflect the total amount of compensation for our NEOs reported in the Summary Compensation Table with certain adjustments as described in the table below. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Vested Awards (iii)	Change in Value of Equity Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c)=(i)+(ii)+(iii)+(iv)	CAP (d)=(a)-(b)+(c)

2022	PEO 1	$12,786,270	$11,831,561	$3,650,780	($3,545,193)	($1,708,393)	-	($1,602,806)	($648,097)
	Others	$3,784,612	$3,390,772	$860,477	($553,061)	($273,019)	($310,012)	($275,616)	$118,224
2021	PEO 1	$7,090,121	$5,576,681	$2,676,666	($4,012,781)	($227,736)	-	($1,563,851)	($50,411)
	Others	$2,605,699	$1,973,681	$1,059,717	($1,913,211)	$362,080	-	($491,415)	$140,603
2020	PEO 1	$5,618,698	$4,629,662	$11,125,170	$4,237,021	$844,788	-	$16,206,980	$17,196,016
	PEO 2	$6,400,015	$5,049,535	$14,469,675	$14,993,160	$1,918,187	-	$31,381,022	$32,731,502
	Others	$1,979,508	$1,476,174	$3,841,379	$3,112,105	$499,739	-	$7,453,222	$7,956,557

Equity Valuation Assumption Difference, Footnote [Text Block]	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year;
(ii)the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year; and
			(iv)for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
2022 Most Important Performance Measures
The Compensation and Human Capital Committee uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for all of our NEOs’ 2022 compensation decisions are listed in the table to the right. The measures in this table are not ranked.

Most Important Performance Measures

Revenue

Adjusted EBITDA

Pipeline Additions

Total Shareholder Return Amount			$ 52.90	210.85	335.88
Peer Group Total Shareholder Return Amount			113.65	126.45	126.42
Net Income (Loss)			$ (76,613,000)	$ (30,662,000)	$ (18,714,000)
Company Selected Measure Amount			321,793,000	296,397,000	192,194,000
PEO Name	Dr. Seeto	Dr. Maag	Dr. Seeto	Dr. Seeto
Additional 402(v) Disclosure [Text Block]			The dollar amounts reported in the Summary Compensation Table for the applicable year.(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year. The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.We determined Revenue to be the most important financial performance measure used to link Company performance to the CAP to our PEOs and Non-PEO NEOs in 2022, consistent with the Total Sales targets used for our short-term incentives (annual bonuses) and long-term incentives (PRSUs). See page 48 of our CD&A for additional information.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Pipeline Additions
Dr. Seeto [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 12,786,270	$ 7,090,121	$ 5,618,698
PEO Actually Paid Compensation Amount			(648,097)	(50,411)	17,196,016
Dr. Maag [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					6,400,015
PEO Actually Paid Compensation Amount					32,731,502
PEO [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,831,561	5,576,681
PEO [Member] | Year End Value of New Awrds [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			3,650,780	2,676,666
PEO [Member] | Change in Value of Prior Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(3,545,193)	(4,012,781)
PEO [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,708,393)	(227,736)
PEO [Member] | Change in Value of Equity Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Total Equity Compensation Actually Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,602,806)	(1,563,851)
PEO [Member] | Dr. Seeto [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					4,629,662
PEO [Member] | Dr. Seeto [Member] | Year End Value of New Awrds [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					11,125,170
PEO [Member] | Dr. Seeto [Member] | Change in Value of Prior Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					4,237,021
PEO [Member] | Dr. Seeto [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					844,788
PEO [Member] | Dr. Seeto [Member] | Change in Value of Equity Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					0
PEO [Member] | Dr. Seeto [Member] | Total Equity Compensation Actually Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					16,206,980
PEO [Member] | Dr. Maag [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,049,535
PEO [Member] | Dr. Maag [Member] | Year End Value of New Awrds [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					14,469,675
PEO [Member] | Dr. Maag [Member] | Change in Value of Prior Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					14,993,160
PEO [Member] | Dr. Maag [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					1,918,187
PEO [Member] | Dr. Maag [Member] | Change in Value of Equity Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					0
PEO [Member] | Dr. Maag [Member] | Total Equity Compensation Actually Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					31,381,022
Non-PEO NEO [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,390,772	1,973,681	1,476,174
Non-PEO NEO [Member] | Year End Value of New Awrds [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			860,477	1,059,717	3,841,379
Non-PEO NEO [Member] | Change in Value of Prior Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(553,061)	(1,913,211)	3,112,105
Non-PEO NEO [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(273,019)	362,080	499,739
Non-PEO NEO [Member] | Change in Value of Equity Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(310,012)	0	0
Non-PEO NEO [Member] | Total Equity Compensation Actually Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (275,616)	$ (491,415)	$ 7,453,222